Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information
Summary Of Operating Revenues And Expenses By Segment
Segment Results, including a reconciliation to AT&T consolidated results, for 2011, 2010, and 2009 are as follows:

At December 31, 2011 and for the year ended			Advertising Solutions			Consolidated Results
	Wireless	Wireline		Other	Consolidations
Total segment operating revenues	$63,212	$59,765	$3,293	$453	$-	$126,723
Operations and support expenses	41,581	40,879	5,174	5,214	6,280	99,128
Depreciation and amortization expenses	6,324	11,615	386	52	-	18,377
Total segment operating expenses	47,905	52,494	5,560	5,266	6,280	117,505
Segment operating income (loss)	15,307	7,271	(2,267)	(4,813)	(6,280)	9,218
Interest expense	-	-	-	-	3,535	3,535
Equity in net income (loss) of affiliates	(29)	-	-	813	-	784
Other income (expense) – net	-	-	-	-	249	249
Segment income (loss) before income taxes	$15,278	$7,271	$(2,267)	$(4,000)	$(9,566)	$6,716
Segment assets	$127,401	$135,563	$3,011	$10,432	$(6,063)	$270,344
Investments in equity method affiliates	20	-	-	3,698	-	3,718
Expenditures for additions
to long-lived assets	9,759	10,455	29	29	-	20,272

At December 31, 2010 and for the year ended			Advertising Solutions			Consolidated Results
	Wireless	Wireline		Other	Consolidations
Total segment operating revenues	$58,500	$61,300	$3,935	$545	$-	$124,280
Operations and support expenses	36,746	41,096	2,583	2,382	2,521	85,328
Depreciation and amortization expenses	6,497	12,371	497	14	-	19,379
Total segment operating expenses	43,243	53,467	3,080	2,396	2,521	104,707
Segment operating income (loss)	15,257	7,833	855	(1,851)	(2,521)	19,573
Interest expense	-	-	-	-	2,994	2,994
Equity in net income of affiliates	9	11	-	742	-	762
Other income (expense) – net	-	-	-	-	897	897
Segment income (loss) before income taxes	$15,266	$7,844	$855	$(1,109)	$(4,618)	$18,238
Segment assets	$122,016	$134,900	$8,369	$9,113	$(5,007)	$269,391
Investments in equity method affiliates	14	-	-	4,501	-	4,515
Expenditures for additions
to long-lived assets	9,171	11,071	29	31	-	20,302

For the year ended December 31, 2009			Advertising Solutions			Consolidated Results
	Wireless	Wireline		Other	Consolidations
Total segment operating revenues	$53,504	$63,621	$4,724	$664	$-	$122,513
Operations and support expenses	33,631	42,439	2,743	2,970	215	81,998
Depreciation and amortization expenses	6,043	12,743	650	79	-	19,515
Total segment operating expenses	39,674	55,182	3,393	3,049	215	101,513
Segment operating income (loss)	13,830	8,439	1,331	(2,385)	(215)	21,000
Interest expense	-	-	-	-	3,368	3,368
Equity in net income of affiliates	9	17	-	708	-	734
Other income (expense) – net	-	-	-	-	152	152
Segment income (loss) before income taxes	$13,839	$8,456	$1,331	$(1,677)	$(3,431)	$18,518